SCHEDULE OF OTHER CURRENT ASSETS (Details) - USD ($)		Jun. 30, 2026	Dec. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Advances to unrelated parties	[1]	$ 4,105,779	$ 2,097,054
Advances to a related party		1,474	837,606
Advances to employees		45,740	46,783
Other current assets		91,593	76,298
Total		$ 4,244,586	$ 3,057,741

[1]	The advances to unrelated parties for business development are non-interest bearing and are due on demand.